IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2026
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET

RISK MEASURES
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 January
31
April 30 April 30 April 30
2026 2026 2025 2026 2025
As at Average High Low Average Average Average Average
Interest rate risk $ 11.7 $ 15.3 $ 23.5 $ 9.8 $ 12.6 $ 12.8 $ 14.0 $ 12.6
Credit spread risk 18.0 19.6 26.0 13.5 14.8 20.1 17.2 19.9
Equity risk 27.9 17.6 36.9 7.3 16.1 9.6 16.8 8.9
Foreign exchange risk 2.1 4.1 8.2 1.3 5.1 3.8 4.6 3.9
Commodity risk 25.1 35.5 49.6 25.1 37.1 23.1 36.3 14.5
Idiosyncratic debt specific risk 16.2 17.1 20.0 14.3 15.3 23.4 16.2 21.5
Diversification effect 1 (65.0) (69.1)

n/m
2

n/m

(58.8) (56.9) (64.0) (49.2)
Total Value

-at-Risk (one-day)
$ 36.0 $ 40.1 $ 54.1 $ 32.0 $ 42.2 $ 35.9 $ 41.1 $ 32.1
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 30: NON-TRADING INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
April 30, 2026 January 31, 2026 April 30, 2025
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity 3 Sensitivity 1,3 Sensitivity 3 Sensitivity 1,3
Canadian U.S. Total Canadian U.S. Total Total Total Total Total
dollar 2 dollar dollar 2 dollar
Before-tax impact of

100 bps increase in rates
$ (1,191) $ (2,492) $ (3,683) $ 354 $ 57 $ 411 $ (2,521) $ 745 $ (2,612) $ 679

100 bps decrease in rates
1,144 2,263 3,407 (390) (71) (461) 2,179 (815) 2,116 (769)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
2

Includes other currency exposures.
3

Effective the second quarter ended April 30, 2026, includes exposures from Wholesale Banking. Prior periods do not include Wholesale Banking

Summary of Liquid Assets by Type and Currency
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
April 30, 2026
Cash and central bank reserves $ 18,895 $ – $ 18,895 $ 2,051 $ 16,844
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2 111,472 107,727 219,199 106,362 112,837
Equities 19,172 8,035 27,207 21,076 6,131
Other debt securities 7,807 21,301 29,108 11,846 17,262
Other securities – – – – –
Total Canadian dollar-denominated 157,346 137,063 294,409 141,335 153,074
Cash and central bank reserves 87,832 – 87,832 – 87,832
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 217,540 156,479 374,019 178,673 195,346
Equities 67,214 70,625 137,839 77,536 60,303
Other debt securities 82,738 42,285 125,023 35,873 89,150
Other securities 26,694 2,907 29,601 8,866 20,735
Total non-Canadian dollar-denominated 482,018 272,296 754,314 300,948 453,366
Total 3 $ 639,364 $ 409,359 $ 1,048,723 $ 442,283 $ 606,440
October 31, 2025
Total Canadian dollar

-denominated
$
155,500
$
128,048 $ 283,548 $ 124,734 $ 158,814
Total non-Canadian

dollar-denominated
479,607 223,847 703,454 279,201 424,253
Total $
635,107
$
351,895 $ 987,002 $ 403,935 $ 583,067
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).
3

Effective April 30, 2026, collateral received from margin loans and collateral delivered to facilitate client shorts has been included

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

April 30 October 31
2026 2025
The Toronto-Dominion Bank (Parent) $ 231,554 $ 257,722
Bank subsidiaries 340,442 306,961
Foreign branches 34,444 18,384
Total $ 606,440 $ 583,067

Summary of Deposit Funding	TABLE 40: SUMMARY OF DEPOSIT FUNDING (millions of Canadian dollars) As at April 30 October 31 2026 2025 Personal $ 641,827 $ 650,396 Non-personal 305,886 316,319 Total $ 947,713 $ 966,715